PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The following table details the components of property, plant and equipment, net:

	At September 30, 2025	At September 30, 2024
Land, building and building improvements	$100,415	$96,253
Machinery and equipment(1)	343,029	316,074
Leasehold improvements	30,341	29,532
	473,785	441,859
Accumulated depreciation and amortization	(277,835)	(258,550)
Total	$195,950	$183,309
(1) Machinery and Equipment includes approximately $31,078 and $23,791 of construction in progress assets as of September 30, 2025 and September 30, 2024, respectively.